Long-term debt-Credit facility-Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended
	May. 28, 2013	Jun. 30, 2015 USD ($)	Aug. 22, 2008	Sep. 30, 2013 USD ($)	Aug. 30, 2013	Dec. 17, 2012	Jul. 22, 2008 USD ($)
Fifth supplemental agreement [Member]
Debt Instrument [Line Items]
Number of vessels changed their flag	5
Credit facility [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity							$ 1,000,000
Portion of the Facility used to repay existing indebtness							$ 631,340
Line of Credit Facility Frequency of Payments			quarterly
Line of Credit number of outstanding periodic payments of principal		12
Line of Credit Periodic Payment of Principal		$ 22,473
Balloon payment		$ 271,262
Loan facility amalgamation date		June 30, 2011
Third supplemental agreement date		September 6,2011
Number of vessels secured the Facility with First priority Mortgages		18
Number of ship owning companies as corporate guarantees		18
Credit facility certain term loans [Member]
Debt Instrument [Line Items]
Minimum liquidity ratio		3.00%
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets		0.75:1
Maximum net funded debt to total net assets ratio		80.00%
Minimum liquidity amount		$ 30,000
Minimum Ratio of EBITDA to net interest expense		2.50:1
Minimum Market Value Adjusted Net Worth		$ 500,000
MSC Antwerp (ex Sophia Britannia) disposal [Member]
Debt Instrument [Line Items]
Facility repayments due to sale of vessel				$ 1,500
Sixth supplemental agreement [Member]
Debt Instrument [Line Items]
Number of vessels replaced existing vessels with first priority mortgage(s)					2
Fourth supplemental agreement [Member]
Debt Instrument [Line Items]
Number of vessels replaced existing vessels with first priority mortgage(s)						2